DEFINED CONTRIBUTION PENSION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DEFINED CONTRIBUTION PENSION
Contributions	$ 112,653	$ 117,423
Amounts owed to the pension scheme	$ 0	$ 0